Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.11%
FHLMC	8.50%	7-1-2028	$3,179	$3,228
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.36	2-1-2037	28,738	29,667
FHLMC (5 Year Treasury Constant Maturity+2.10%)±	2.61	9-1-2032	167,408	161,504
FHLMC Series 2390 Class FD (30 Day Average U.S. SOFR+0.56%)±	5.90	12-15-2031	3,473	3,463
FHLMC Series 2567 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.85	2-15-2033	17,259	17,147
FNMA	6.00	4-1-2033	36,987	36,809
FNMA Series 2001-25 Class Z	6.00	6-25-2031	17,052	17,366
FNMA Series 2001-35 Class F (30 Day Average U.S. SOFR+0.71%)±	6.06	7-25-2031	1,271	1,267
FNMA Series 2001-57 Class F (30 Day Average U.S. SOFR+0.61%)±	5.96	6-25-2031	1,279	1,277
FNMA Series 2002-77 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.86	12-18-2032	6,195	6,173
FNMA Series 2002-97 Class FR (30 Day Average U.S. SOFR+0.66%)±	6.01	1-25-2033	1,919	1,913
GNMA	6.50	6-15-2028	4,205	4,305
GNMA Series 2019-H06 Class HIƒ±±	1.81	4-20-2069	1,941,044	36,262
Total agency securities (Cost $377,828)				320,381
Asset-backed securities: 4.16%
ABFC Trust Series 2003-AHL1 Class A1±±	4.18	3-25-2033	54,083	53,192
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	6.85	1-15-2037	343,782	341,095
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	900,000	839,539
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	298,060	270,712
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.61	8-19-2038	258,879	256,982
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	3,794	3,782
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	55,000	57,986
Frontier Issuer LLC Series 2024-1 Class C144A	11.16	6-20-2054	210,000	212,149
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	6.49	6-16-2036	86,686	85,857
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	882,237	752,826
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.69	2-19-2037	997,723	987,746
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.54	2-19-2037	1,000,000	966,722
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	48,317	47,659
New Century Home Equity Loan Trust Series 2004-3 Class M1 (U.S. SOFR 1 Month+1.04%)±	6.39	11-25-2034	609,665	605,079
Octane Receivables Trust Series 2022-1A Class A2144A	4.18	3-20-2028	274,446	272,632
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	9.01	7-15-2034	1,000,000	988,703
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.11%	4-15-2030	$1,000,000	$1,001,056
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	6.69	11-15-2038	1,186,366	1,162,052
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	497,083	507,849
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	492,830	476,999
Terwin Mortgage Trust Series TMTS Series 2003-6HE Class A3 (U.S. SOFR 1 Month+1.25%)±	6.60	11-25-2033	93,090	77,682
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.98	2-15-2039	494,630	489,722
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	900,000	860,172
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	365,433	351,867
Total asset-backed securities (Cost $11,731,236)				11,670,060

	Shares
Common stocks: 0.03%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	90	0
Investment Companies: 0.03%
Resolute Topco, Inc.‡†	26,718	80,154
Total common stocks (Cost $400,770)		80,154

			Principal
Corporate bonds and notes: 65.97%
Basic materials: 0.28%
Chemicals: 0.28%
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	$825,000	777,729
Communications: 6.48%
Advertising: 0.92%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	605,000	519,495
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	690,000	732,654
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	590,000	542,109
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	760,000	796,095
				2,590,353
Internet: 1.23%
Arches Buyer, Inc.144A	4.25	6-1-2028	500,000	446,127
Arches Buyer, Inc.144A	6.13	12-1-2028	605,000	501,000
Cablevision Lightpath LLC144A	3.88	9-15-2027	605,000	554,878
See accompanying notes to portfolio of investments
2 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Cablevision Lightpath LLC144A	5.63%	9-15-2028	$140,000	$118,848
Match Group Holdings II LLC144A	5.63	2-15-2029	1,881,000	1,830,798
				3,451,651
Media: 3.85%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,590,000	1,256,082
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,550,000	2,232,632
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	250,000	209,319
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	150,000	142,803
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	662,318
CSC Holdings LLC144A	4.63	12-1-2030	625,000	246,898
CSC Holdings LLC144A	5.75	1-15-2030	275,000	110,924
CSC Holdings LLC144A	11.25	5-15-2028	500,000	452,039
CSC Holdings LLC144A	11.75	1-31-2029	645,000	583,073
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	415,000	399,625
DISH Network Corp.144A	11.75	11-15-2027	675,000	675,627
Nexstar Media, Inc.144A	5.63	7-15-2027	750,000	727,398
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	235,000	205,248
Scripps Escrow II, Inc.144A	5.38	1-15-2031	1,720,000	823,352
Sirius XM Radio, Inc.144A	4.13	7-1-2030	1,190,000	1,034,318
Townsquare Media, Inc.144A	6.88	2-1-2026	1,035,000	1,019,582
				10,781,238
Telecommunications: 0.48%
CommScope LLC144A	6.00	3-1-2026	545,000	511,580
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	562,500	562,382
ViaSat, Inc.144A	5.63	9-15-2025	280,000	276,980
				1,350,942
Consumer, cyclical: 12.05%
Airlines: 1.05%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	198,333	197,005
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	855,000	835,510
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	296,709	285,927
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	730,125	696,174
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	600,000	605,332
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	505,000	319,287
				2,939,235
Apparel: 0.93%
Crocs, Inc.144A	4.13	8-15-2031	545,000	478,658
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel(continued)
Crocs, Inc.144A	4.25%	3-15-2029	$855,000	$788,735
Tapestry, Inc.	7.85	11-27-2033	1,250,000	1,332,997
				2,600,390
Auto manufacturers: 0.29%
Ford Motor Co.	4.75	1-15-2043	1,010,000	826,550
Auto parts & equipment: 1.26%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	480,000	504,662
American Axle & Manufacturing, Inc.	5.00	10-1-2029	940,000	862,143
Cooper Tire & Rubber Co.	7.63	3-15-2027	705,000	719,276
ZF North America Capital, Inc.144A	6.75	4-23-2030	825,000	840,410
ZF North America Capital, Inc.144A	6.88	4-23-2032	595,000	615,175
				3,541,666
Distribution/wholesale: 0.33%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	935,000	935,962
Entertainment: 2.07%
CCM Merger, Inc.144A	6.38	5-1-2026	2,380,000	2,376,540
Churchill Downs, Inc.144A	4.75	1-15-2028	735,000	709,638
Churchill Downs, Inc.144A	6.75	5-1-2031	205,000	208,192
Cinemark USA, Inc.144A	5.25	7-15-2028	800,000	773,383
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	735,000	691,074
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	1,005,000	1,031,971
				5,790,798
Home builders: 0.53%
LGI Homes, Inc.144A	8.75	12-15-2028	675,000	717,154
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	255,000	248,631
Tri Pointe Homes, Inc.	5.70	6-15-2028	515,000	513,626
				1,479,411
Housewares: 0.21%
Newell Brands, Inc.	5.70	4-1-2026	595,000	593,578
Leisure time: 1.31%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	1,200,000	1,297,250
NCL Corp. Ltd.144A	5.88	2-15-2027	500,000	496,378
NCL Corp. Ltd.144A	7.75	2-15-2029	560,000	589,392
NCL Corp. Ltd.144A	8.13	1-15-2029	235,000	249,825
Viking Cruises Ltd.144A	7.00	2-15-2029	1,020,000	1,030,006
				3,662,851
Retail: 4.07%
Bath & Body Works, Inc.144A	6.63	10-1-2030	605,000	610,746
Dave & Buster’s, Inc.144A	7.63	11-1-2025	350,000	351,068
FirstCash, Inc.144A	4.63	9-1-2028	450,000	429,931
See accompanying notes to portfolio of investments
4 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
FirstCash, Inc.144A	6.88%	3-1-2032	$1,010,000	$1,021,479
Gap, Inc.144A	3.88	10-1-2031	1,005,000	844,200
Group 1 Automotive, Inc.144A	6.38	1-15-2030	225,000	226,934
Kohl’s Corp.	4.63	5-1-2031	1,080,000	876,674
Lithia Motors, Inc.144A	4.38	1-15-2031	600,000	538,542
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	670,000	654,394
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,045,000	997,326
Michaels Cos., Inc.144A	7.88	5-1-2029	915,000	525,930
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	530,000	532,386
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,030,000	999,688
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	750,000	809,673
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	850,000	846,992
Sonic Automotive, Inc.144A	4.88	11-15-2031	695,000	620,666
Victra Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	525,000	527,035
				11,413,664
Consumer, non-cyclical: 8.57%
Commercial services: 4.08%
Allied Universal Holdco LLC144A	7.88	2-15-2031	640,000	651,141
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	740,000	644,758
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	20,000	20,029
Block, Inc.144A	6.50	5-15-2032	525,000	533,506
CoreCivic, Inc.	8.25	4-15-2029	1,760,000	1,852,335
GEO Group, Inc.	8.63	4-15-2029	570,000	593,491
GEO Group, Inc.	10.25	4-15-2031	1,060,000	1,136,269
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,145,000	678,412
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	740,000	737,567
Sabre Global, Inc.144A	11.25	12-15-2027	1,625,000	1,609,250
Service Corp. International	7.50	4-1-2027	1,125,000	1,165,912
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	495,000	359,796
Upbound Group, Inc.144A	6.38	2-15-2029	1,500,000	1,467,478
				11,449,944
Entertainment: 0.19%
Cinemark USA, Inc.144A	7.00	8-1-2032	535,000	544,495
Food: 0.58%
B&G Foods, Inc.144A	8.00	9-15-2028	1,580,000	1,611,052
Healthcare-services: 3.26%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	665,000	579,929
CHS/Community Health Systems, Inc.144A	5.63	3-15-2027	735,000	703,802
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	40,000	37,138
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	740,000	795,489
CommonSpirit Health	3.82	10-1-2049	750,000	585,543
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	820,000	844,859
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
IQVIA, Inc.144A	6.50%	5-15-2030	$915,000	$941,463
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	900,000	609,105
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,205,000	1,094,545
Star Parent, Inc.144A	9.00	10-1-2030	780,000	832,380
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	415,000	428,590
Tenet Healthcare Corp.	6.75	5-15-2031	1,650,000	1,695,450
				9,148,293
Pharmaceuticals: 0.46%
AdaptHealth LLC144A	5.13	3-1-2030	1,175,000	1,050,241
CVS Pass-Through Trust	6.04	12-10-2028	232,563	234,931
				1,285,172
Energy: 12.32%
Energy-alternate sources: 1.45%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	2,845,000	1,251,800
TerraForm Power Operating LLC144A	4.75	1-15-2030	1,480,000	1,374,128
TerraForm Power Operating LLC144A	5.00	1-31-2028	1,500,000	1,445,497
				4,071,425
Oil & gas: 3.14%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	835,000	845,978
Apache Corp.	4.38	10-15-2028	750,000	718,418
California Resources Corp.144A	8.25	6-15-2029	845,000	865,310
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,020,000	1,046,185
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	690,000	724,357
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	785,000	761,857
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	145,000	141,045
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	430,000	465,142
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	285,000	287,732
Nabors Industries Ltd.144A	7.50	1-15-2028	840,000	825,382
Nabors Industries, Inc.144A	9.13	1-31-2030	1,175,000	1,255,264
Southwestern Energy Co.	8.38	9-15-2028	650,000	671,265
Talos Production, Inc.144A	9.00	2-1-2029	195,000	205,465
				8,813,400
Oil & gas services: 1.25%
Bristow Group, Inc.144A	6.88	3-1-2028	2,230,000	2,209,817
Oceaneering International, Inc.	6.00	2-1-2028	1,295,000	1,289,576
				3,499,393
Pipelines: 6.48%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	940,000	959,013
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	745,594
Buckeye Partners LP	5.85	11-15-2043	1,125,000	998,292
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,875,000	1,798,383
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	765,000	809,108
See accompanying notes to portfolio of investments
6 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
DT Midstream, Inc.144A	4.13%	6-15-2029	$300,000	$280,443
DT Midstream, Inc.144A	4.38	6-15-2031	295,000	271,980
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	185,000	196,951
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	325,000	322,879
EnLink Midstream Partners LP	5.60	4-1-2044	670,000	601,360
Harvest Midstream I LP144A	7.50	9-1-2028	1,115,000	1,141,035
Harvest Midstream I LP144A	7.50	5-15-2032	560,000	576,168
Hess Midstream Operations LP144A	5.50	10-15-2030	445,000	432,306
Hess Midstream Operations LP144A	6.50	6-1-2029	175,000	178,417
Kinetik Holdings LP144A	5.88	6-15-2030	1,140,000	1,128,473
Kinetik Holdings LP144A	6.63	12-15-2028	205,000	209,042
Prairie Acquiror LP144A	9.00	8-1-2029	820,000	845,489
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,440,000	1,416,349
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,325,000	1,255,534
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,365,000	1,401,858
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,300,000	1,366,128
Venture Global LNG, Inc.144A	9.88	2-1-2032	1,100,000	1,221,095
				18,155,897
Financial: 12.02%
Banks: 0.78%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	605,000	571,399
Citigroup, Inc. Series V (U.S. SOFR+3.23%)ʊ±	4.70	1-30-2025	750,000	740,237
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	935,000	886,138
				2,197,774
Diversified financial services: 4.52%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,290,000	1,260,747
Encore Capital Group, Inc.144A	9.25	4-1-2029	800,000	842,959
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	385,000	399,353
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	575,000	534,041
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	625,000	655,741
Nationstar Mortgage Holdings, Inc.144A%%	6.50	8-1-2029	895,000	893,680
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	825,000	842,116
Navient Corp.	5.00	3-15-2027	700,000	676,789
Navient Corp.	11.50	3-15-2031	500,000	554,126
OneMain Finance Corp.	9.00	1-15-2029	700,000	742,198
Oppenheimer Holdings, Inc.	5.50	10-1-2025	1,200,000	1,182,396
PRA Group, Inc.144A	5.00	10-1-2029	2,325,000	2,054,799
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	665,000	571,953
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Synchrony Financial	5.15%	3-19-2029	$750,000	$735,021
United Wholesale Mortgage LLC144A	5.50	4-15-2029	760,000	732,764
				12,678,683
Insurance: 3.45%
AmWINS Group, Inc.144A	4.88	6-30-2029	370,000	348,876
AmWINS Group, Inc.144A	6.38	2-15-2029	530,000	537,678
Assurant, Inc.	3.70	2-22-2030	750,000	695,727
AssuredPartners, Inc.144A	5.63	1-15-2029	1,090,000	1,038,290
Athene Holding Ltd.	4.13	1-12-2028	750,000	732,305
Brighthouse Financial, Inc.	4.70	6-22-2047	850,000	670,186
BroadStreet Partners, Inc.144A	5.88	4-15-2029	895,000	862,569
HUB International Ltd.144A	5.63	12-1-2029	415,000	398,478
HUB International Ltd.144A	7.25	6-15-2030	135,000	139,236
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,027,896
Liberty Mutual Group, Inc.144A	4.57	2-1-2029	750,000	743,819
MetLife, Inc.	6.40	12-15-2036	1,000,000	1,020,079
Prudential Financial, Inc. (3 Month LIBOR+2.38%)±	4.50	9-15-2047	750,000	713,978
Sammons Financial Group, Inc.144A	4.45	5-12-2027	750,000	730,787
				9,659,904
Investment Companies: 0.07%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	210,000	201,409
REITS: 3.20%
Brandywine Operating Partnership LP	8.88	4-12-2029	865,000	918,810
Iron Mountain, Inc.144A	4.50	2-15-2031	1,330,000	1,222,439
Iron Mountain, Inc.144A	5.25	7-15-2030	1,505,000	1,448,428
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,020,000	1,043,960
Omega Healthcare Investors, Inc.	4.50	4-1-2027	600,000	587,914
Piedmont Operating Partnership LP	2.75	4-1-2032	350,000	265,110
Service Properties Trust	8.38	6-15-2029	1,390,000	1,383,778
Service Properties Trust144A	8.63	11-15-2031	1,400,000	1,487,594
SITE Centers Corp.	4.70	6-1-2027	600,000	600,401
				8,958,434
Industrial: 6.53%
Aerospace/defense: 0.51%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	560,000	624,117
TransDigm, Inc.144A	6.63	3-1-2032	780,000	797,805
				1,421,922
Building materials: 0.99%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,750,000	1,739,876
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,030,000	1,049,336
				2,789,212
See accompanying notes to portfolio of investments
8 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electrical components & equipment: 0.18%
WESCO Distribution, Inc.144A	6.63%	3-15-2032	$485,000	$494,060
Electronics: 0.28%
Keysight Technologies, Inc.	4.60	4-6-2027	600,000	596,738
Sensata Technologies, Inc.144A	6.63	7-15-2032	200,000	202,612
				799,350
Hand/machine tools: 1.31%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	1,700,000	1,846,622
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,836,599	1,839,804
				3,686,426
Machinery-diversified: 0.68%
Chart Industries, Inc.144A	7.50	1-1-2030	454,000	472,297
Chart Industries, Inc.144A	9.50	1-1-2031	335,000	363,864
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	1,080,000	1,059,000
				1,895,161
Packaging & containers: 1.48%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	920,000	914,510
Clydesdale Acquisition Holdings, Inc.144A%%	6.88	1-15-2030	285,000	283,927
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	925,000	907,795
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	355,000	366,372
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	900,000	890,500
Owens-Brockway Glass Container, Inc.144A	7.38	6-1-2032	515,000	508,666
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	265,000	275,892
				4,147,662
Transportation: 0.21%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	580,000	586,916
Trucking & leasing: 0.89%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	470,000	469,391
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	700,000	686,284
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	930,000	958,845
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	365,000	376,431
				2,490,951
Technology: 3.99%
Computers: 1.19%
Dell International LLC/EMC Corp.	6.02	6-15-2026	536,000	544,808
Insight Enterprises, Inc.144A	6.63	5-15-2032	825,000	848,731
McAfee Corp.144A	7.38	2-15-2030	435,000	405,771
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 9

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Computers(continued)
Seagate HDD Cayman	8.25%	12-15-2029		$135,000	$145,487
Seagate HDD Cayman	8.50	7-15-2031		1,275,000	1,384,374
					3,329,171
Office/business equipment: 0.28%
Zebra Technologies Corp.144A	6.50	6-1-2032		775,000	796,324
Semiconductors: 0.26%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028		750,000	720,310
Software: 2.26%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		1,245,000	1,173,829
Cloud Software Group, Inc.144A	6.50	3-31-2029		620,000	604,343
Cloud Software Group, Inc.144A	8.25	6-30-2032		645,000	669,189
Cloud Software Group, Inc.144A	9.00	9-30-2029		1,380,000	1,372,281
Rocket Software, Inc.144A	9.00	11-28-2028		725,000	746,209
SS&C Technologies, Inc.144A	6.50	6-1-2032		1,025,000	1,044,029
VMware LLC	3.90	8-21-2027		750,000	729,303
					6,339,183
Utilities: 3.73%
Electric: 3.73%
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		850,000	890,493
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054		675,000	687,714
NextEra Energy Operating Partners LP144A	4.25	9-15-2024		16,000	15,900
NextEra Energy Operating Partners LP144A	4.50	9-15-2027		565,000	541,015
NextEra Energy Operating Partners LP144A	7.25	1-15-2029		905,000	940,051
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		2,065,000	1,948,693
PG&E Corp.	5.25	7-1-2030		1,930,000	1,864,947
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		1,100,000	1,014,973
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		1,285,000	1,292,381
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		500,000	525,491
Vistra Operations Co. LLC144A	7.75	10-15-2031		690,000	729,161
					10,450,819
Total corporate bonds and notes (Cost $187,157,404)					184,958,760
Foreign corporate bonds and notes: 11.34%
Financial: 0.32%
Banks: 0.32%
Kreditanstalt fuer Wiederaufbau	5.80	1-19-2028	ZAR	17,500,000	888,755
See accompanying notes to portfolio of investments
10 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Government securities: 11.02%
Multi-national: 11.02%
Asian Development Bank	6.00%	2-5-2026	BRL	9,000,000	$1,488,636
Asian Development Bank	6.20	10-6-2026	INR	34,000,000	402,311
Asian Infrastructure Investment Bank	6.00	12-8-2031	INR	185,000,000	2,060,455
European Bank for Reconstruction & Development	5.25	1-12-2027	INR	185,000,000	2,115,943
European Bank for Reconstruction & Development	6.30	10-26-2027	INR	185,000,000	2,169,600
European Investment Bank	6.50	9-28-2032	ZAR	63,500,000	3,047,303
European Investment Bank	7.25	1-23-2030	ZAR	30,000,000	1,591,693
European Investment Bank	8.00	5-5-2027	ZAR	49,000,000	2,714,013
European Investment Bank	8.13	12-21-2026	ZAR	16,000,000	889,481
Inter-American Development Bank	7.00	4-17-2033	INR	140,000,000	1,680,376
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,271,554
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	3,140,920
International Bank for Reconstruction & Development	8.25	12-21-2026	ZAR	15,000,000	833,995
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	3,732,822
International Finance Corp.	10.00	2-3-2027	BRL	7,800,000	1,359,586
International Finance Corp.	10.75	2-15-2028	BRL	8,000,000	1,411,405
					30,910,093
Total foreign corporate bonds and notes (Cost $34,117,197)					31,798,848
Foreign government bonds: 18.70%
Colombia: 3.95%
Colombia TES	5.75	11-3-2027	COP	24,000,000,000	5,331,716
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	1,973,219
Colombia TES	7.75	9-18-2030	COP	17,000,000,000	3,762,989
					11,067,924
Hungary: 1.65%
Hungary	9.50	10-21-2026	HUF	1,570,000,000	4,620,781
Indonesia: 3.19%
Indonesia	6.63	2-15-2034	IDR	30,000,000,000	1,803,911
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	7,145,161
					8,949,072
Mexico: 4.17%
Mexico	7.50	5-26-2033	MXN	68,500,000	3,184,803
Mexico	7.75	5-29-2031	MXN	85,000,000	4,108,752
Mexico	8.00	7-31-2053	MXN	33,500,000	1,449,269
Mexico	8.50	5-31-2029	MXN	58,000,000	2,963,912
					11,706,736
New Zealand: 1.37%
New Zealand	4.25	5-15-2034	NZD	6,500,000	3,840,157
Romania: 3.72%
Romania	5.00	2-12-2029	RON	18,300,000	3,772,446
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 11

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Romania(continued)
Romania	7.20%	10-30-2033	RON	14,850,000	$3,321,651
Romania	7.35	4-28-2031	RON	14,750,000	3,342,842
					10,436,939
United Kingdom: 0.65%
U.K. Gilts	3.75	10-22-2053	GBP	1,625,000	1,823,409
Total foreign government bonds (Cost $53,845,665)					52,445,018
Loans: 19.04%
Communications: 2.13%
Advertising: 0.36%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 1 Month+4.00%)±	9.46	8-23-2028		$1,000,000	1,002,290
Internet: 0.81%
Arches Buyer, Inc. (U.S. SOFR 1 Month+3.25%)±	8.60	12-6-2027		2,391,660	2,285,542
Media: 0.37%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.46	8-2-2027		279,934	281,183
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	9.85	9-30-2027		940,147	744,756
					1,025,939
Telecommunications: 0.59%
Altice France SA (3 Month LIBOR+3.69%)±	9.25	1-31-2026		501,175	413,113
Connect Finco Sarl (U.S. SOFR 1 Month+3.50%)±	8.84	12-11-2026		248,099	247,065
Zegona Communications PLC (U.S. SOFR 1 Month+4.25%)‡±	9.40	7-10-2029		1,000,000	993,750
					1,653,928
Consumer, cyclical: 2.47%
Airlines: 0.83%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.29	4-20-2028		1,074,000	1,109,775
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.03	10-20-2027		1,198,776	1,224,526
					2,334,301
Auto parts & equipment: 0.38%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.25	3-30-2027		1,065,960	1,057,795
Entertainment: 0.24%
Cinemark USA, Inc. (U.S. SOFR 1 Month+3.25%)±	8.59	5-24-2030		671,517	675,224
Housewares: 0.14%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	11.09	10-30-2029		390,000	392,024
Leisure time: 0.08%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.09	8-8-2027		213,948	215,285
See accompanying notes to portfolio of investments
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.80%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.85%	3-3-2028	$1,010,000	$931,513
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.19	2-11-2028	1,333,795	1,321,844
				2,253,357
Consumer, non-cyclical: 4.44%
Commercial services: 1.38%
Allied Universal Holdco LLC (U.S. SOFR 1 Month+3.75%)±	9.19	5-12-2028	1,610,226	1,609,147
GEO Group, Inc. (U.S. SOFR 3 Month+5.25%)±	10.59	4-13-2029	1,412,125	1,436,399
Sotheby’s (U.S. SOFR 3 Month+4.50%)±	10.06	1-15-2027	900,714	821,524
				3,867,070
Food: 0.58%
B&G Foods, Inc. (U.S. SOFR 1 Month+3.50%)±	8.84	10-10-2029	1,658,403	1,641,304
Healthcare-products: 0.57%
Medline Borrower LP (U.S. SOFR 1 Month+2.75%)±	8.10	10-23-2028	1,608,593	1,613,322
Healthcare-services: 1.55%
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.00%)±	9.33	5-17-2031	75,000	75,188
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.75%)±	10.05	11-16-2028	40,000	40,186
Modivcare Inc. (U.S. SOFR 3 Month+4.75%)‡±	10.08	6-20-2031	1,580,000	1,536,550
Star Parent, Inc. (U.S. SOFR 3 Month+3.75%)±	9.08	9-27-2030	1,321,687	1,323,036
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+2.75%)±	8.10	12-19-2030	1,358,079	1,360,863
				4,335,823
Pharmaceuticals: 0.36%
Endo Luxembourg Finance Co. I SARL (U.S. SOFR 3 Month+4.50%)±	9.78	4-23-2031	1,000,000	1,002,080
Energy: 1.76%
Energy-alternate sources: 0.27%
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.28	12-13-2024	199,247	202,401
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.30	12-13-2024	298,871	342,706
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.35	12-13-2024	199,247	228,471
				773,578
Pipelines: 1.49%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+3.25%)±	8.56	4-13-2028	731,137	733,191
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.84	9-29-2028	720,204	725,757
GIP III Stetson I LP (U.S. SOFR 1 Month+3.50%)±	8.94	10-31-2028	1,168,176	1,174,893
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%)±	9.94	9-19-2029	536,306	539,277
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.09	8-1-2029	995,073	994,576
				4,167,694
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 2.69%
Diversified financial services: 0.55%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)‡±	12.10%	4-30-2027	$1,587,212	$1,542,580
Insurance: 1.81%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.71	12-23-2026	2,290,030	2,280,137
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.71	1-31-2028	308,793	285,936
Broadstreet Partners, Inc. (U.S. SOFR 1 Month+3.25%)±	8.59	6-14-2031	880,581	881,778
HUB International Ltd. (U.S. SOFR 3 Month+3.25%)±	8.53	6-20-2030	1,085,180	1,086,265
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	10.08	5-6-2032	525,000	538,687
				5,072,803
REITS: 0.33%
Starwood Property Trust, Inc. (U.S. SOFR 1 Month+2.75%)‡±	8.09	11-18-2027	920,975	924,429
Industrial: 3.00%
Aerospace/defense: 0.92%
Spirit Aerosystems, Inc. (U.S. SOFR 3 Month+4.25%)±	9.50	1-15-2027	2,554,500	2,580,045
Building materials: 0.98%
Cornerstone Building Brands, Inc. (U.S. SOFR 1 Month+3.25%)±	8.68	4-12-2028	1,955,197	1,849,049
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	9.19	11-23-2027	948,997	908,067
				2,757,116
Environmental control: 0.21%
MIP V Waste Holdings LLC (U.S. SOFR 3 Month+3.00%)‡±	8.35	12-8-2028	588,968	589,340
Machinery-diversified: 0.31%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	8.59	4-30-2030	848,995	853,104
Packaging & containers: 0.58%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.68%)±	9.12	4-13-2029	1,621,186	1,621,591
Technology: 2.55%
Computers: 0.14%
McAfee LLC (U.S. SOFR 1 Month+3.25%)±	8.59	3-1-2029	398,985	398,111
Software: 2.41%
Applied Systems, Inc. (U.S. SOFR 3 Month+3.50%)±	8.83	2-24-2031	2,787,106	2,799,927
Athenahealth Group, Inc. (U.S. SOFR 1 Month+3.25%)±	8.59	2-15-2029	1,057,657	1,055,013
Cloud Software Group, Inc. (U.S. SOFR 3 Month+4.00%)±	9.33	3-30-2029	1,336,611	1,335,395
Genesys Cloud Services Holdings II LLC (U.S. SOFR 1 Month+3.50%)±	8.84	12-1-2027	787,755	791,780
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.09	11-28-2028	763,078	765,199
				6,747,314
Total loans (Cost $52,944,008)				53,382,989
See accompanying notes to portfolio of investments
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 4.80%
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50%	9-25-2035	$63,789	$63,282
Banc of America Funding Trust Series 2005-D Class A1±±	5.60	5-25-2035	92,638	84,699
Banc of America Mortgage Trust Series 2003-C Class 1A1±±	6.62	4-25-2033	168,850	170,470
Bank Series 2017-BNK6 Class D144A	3.10	7-15-2060	1,000,000	786,650
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	6.34	10-15-2036	1,000,000	986,988
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.34	10-15-2036	525,000	514,835
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	682,590
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	6.23	11-15-2034	500,000	466,159
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2±±	6.11	10-25-2033	24,247	13,858
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C144A±±	4.94	9-10-2045	813,776	731,584
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1±±	4.84	9-25-2032	196,345	178,983
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1±±	7.40	6-25-2033	12,366	12,558
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2±±	5.90	3-25-2033	6,886	6,742
CSMC Trust Series 2014-USA Class D144A	4.37	9-15-2037	750,000	568,599
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (U.S. SOFR 1 Month+0.43%)144A±	5.78	11-25-2032	12,471	12,092
GS Mortgage Securities Corp. Trust Series 2020-DUNE Class D (U.S. SOFR 1 Month+2.16%)144A±	7.49	12-15-2036	1,000,000	981,535
GS Mortgage Securities Trust Series 2010-C1 Class X144Aƒ±±	0.44	8-10-2043	651,337	6
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.80	11-10-2052	1,000,000	857,723
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	1,000,000	942,409
JP Morgan Mortgage Trust Series 2004-A3 Class 3A3±±	6.12	7-25-2034	4,163	4,026
JP Morgan Mortgage Trust Series 2005-A3 Class 11A2±±	5.83	6-25-2035	53,648	53,041
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.61	11-15-2045	213,678	180,558
Master Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	405	362
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2±±	4.37	1-25-2034	1,605	1,537
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 3A1±±	4.52	12-25-2033	22,704	22,269
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7±±	6.22	11-21-2034	2,884	2,709
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (U.S. SOFR 6 Month+1.11%)±	6.41	1-25-2029	9,514	9,206
MFA Trust Series 2022-NQM1 Class M1144A±±	4.25	12-25-2066	1,000,000	876,610
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,000,000	867,600
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A±±	6.25%	9-25-2034	$8,561	$8,216
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	6.39	1-15-2036	1,000,000	948,750
Sequoia Mortgage Trust Series 2003-1 Class 1A (U.S. SOFR 1 Month+0.87%)±	6.22	4-20-2033	2,448	2,310
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,000,000	710,869
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	7.57	4-15-2037	1,000,000	995,139
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A±±	3.88	3-25-2034	8,517	7,780
Vendee Mortgage Trust Series 2003-2ƒ±±	0.42	5-15-2033	915,914	11,376
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	288,860	255,798
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	49,908	51,230
WFLD Mortgage Trust Series 2014-MONT Class B144A±±	3.75	8-10-2031	490,000	384,650
Total non-agency mortgage-backed securities (Cost $14,883,194)				13,455,798
Yankee corporate bonds and notes: 12.57%
Basic materials: 0.23%
Chemicals: 0.23%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	740,000	639,927
Communications: 0.80%
Internet: 0.32%
Prosus NV144A	4.19	1-19-2032	1,000,000	893,523
Telecommunications: 0.48%
Altice France SA144A	8.13	2-1-2027	700,000	566,121
Zegona Finance PLC144A	8.63	7-15-2029	770,000	785,496
				1,351,617
Consumer, cyclical: 3.94%
Airlines: 1.42%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,276,000	2,446,700
Latam Airlines Group SA144A	13.38	10-15-2027	775,000	857,979
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	755,000	675,692
				3,980,371
Auto manufacturers: 0.23%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	655,000	657,641
Entertainment: 0.64%
Banijay Entertainment SAS144A	8.13	5-1-2029	1,100,000	1,139,020
Genm Capital Labuan Ltd.144A	3.88	4-19-2031	750,000	668,306
				1,807,326
See accompanying notes to portfolio of investments
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 1.65%
Carnival Corp.144A	6.00%	5-1-2029	$1,725,000	$1,720,809
Carnival Corp.144A	7.00	8-15-2029	275,000	286,838
Carnival Corp.144A	7.63	3-1-2026	395,000	398,821
Royal Caribbean Cruises Ltd.144A%%	6.00	2-1-2033	470,000	473,080
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	1,700,000	1,733,653
				4,613,201
Consumer, non-cyclical: 0.36%
Pharmaceuticals: 0.36%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	900,000	1,010,529
Energy: 1.44%
Oil & gas: 0.80%
Baytex Energy Corp.144A	8.50	4-30-2030	640,000	675,536
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	973,049	1,018,966
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	540,000	554,921
				2,249,423
Pipelines: 0.64%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	950,000	987,125
Northriver Midstream Finance LP144A	6.75	7-15-2032	785,000	789,425
				1,776,550
Financial: 3.73%
Banks: 2.30%
ABN AMRO Bank NV144A	4.80	4-18-2026	750,000	742,828
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	530,000	549,240
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	355,000	367,715
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	395,000	405,892
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	550,000	538,414
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	820,000	818,995
Macquarie Group Ltd. (U.S. SOFR+2.21%)144A±	5.11	8-9-2026	1,000,000	999,010
NatWest Group PLC (5 Year Treasury Constant Maturity+2.35%)±	3.03	11-28-2035	1,000,000	866,361
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	910,000	857,016
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	290,000	298,087
				6,443,558
Diversified financial services: 0.94%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	520,000	518,698
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95%	3-10-2055	$515,000	$520,769
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	875,000	852,322
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	250,000	259,449
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	450,000	476,487
				2,627,725
Insurance: 0.49%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	747,890
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	641,680
				1,389,570
Industrial: 1.40%
Aerospace/defense: 0.40%
Bombardier, Inc.144A	8.75	11-15-2030	1,050,000	1,137,873
Electronics: 0.46%
Sensata Technologies BV144A	4.00	4-15-2029	580,000	537,473
Sensata Technologies BV144A	5.88	9-1-2030	755,000	745,146
				1,282,619
Machinery-diversified: 0.20%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	550,000	549,863
Packaging & containers: 0.34%
Trivium Packaging Finance BV144A	8.50	8-15-2027	965,000	947,341
Utilities: 0.67%
Electric: 0.54%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	490,000	447,930
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	1,070,000	1,064,384
				1,512,314
Water: 0.13%
Veolia Environnement SA	6.75	6-1-2038	350,000	371,536
Total yankee corporate bonds and notes (Cost $35,428,752)				35,242,507
Yankee government bonds: 0.26%
Trinidad and Tobago: 0.26%
Trinidad & Tobago144A	4.50	8-4-2026	750,000	733,500
Total yankee government bonds (Cost $748,387)				733,500
See accompanying notes to portfolio of investments
18 | Allspring Multi-Sector Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 5.01%
Investment companies: 5.01%
Allspring Government Money Market Fund Select Class♠∞##		5.25%	14,040,197	$14,040,197
Total short-term investments (Cost $14,040,197)				14,040,197
Total investments in securities (Cost $405,674,638)	141.99%			398,128,212
Other assets and liabilities, net	(41.99)			(117,743,850)
Total net assets	100.00%			$280,384,362

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 19

Portfolio of investments—July 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,466,965	$77,752,988	$(80,179,756)	$0	$0	$14,040,197	14,040,197	$505,450
See accompanying notes to portfolio of investments
20 | Allspring Multi-Sector Income Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
As of July 31, 2024, the Fund had the following unfunded loan commitments which are available until the maturity date:
	Unfunded commitments	Unrealized gain (loss)
Enviva Partners LP/Enviva Partners Finance Corp., 13.28%, 12-13-2024 Tranche B	$298,871	$4,731
Based on the nature of the terms of the loans and comparative market rates, the carrying amount of the unfunded loan commitments at July 31, 2024, approximates its fair value. If measured at fair value, the unfunded loan commitments would be categorized as Level 2 under the fair value hierarchy.
Allspring Multi-Sector Income Fund | 21

Notes to portfolio of investments—July 31, 2024 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$320,381	$0	$320,381
Asset-backed securities	0	11,670,060	0	11,670,060
Common stocks
Communication services	0	0	0	0
Investment Companies	0	0	80,154	80,154
Corporate bonds and notes	0	184,958,760	0	184,958,760
Foreign corporate bonds and notes	0	31,798,848	0	31,798,848
Foreign government bonds	0	52,445,018	0	52,445,018
Loans	0	47,796,340	5,586,649	53,382,989
Non-agency mortgage-backed securities	0	13,455,798	0	13,455,798
Yankee corporate bonds and notes	0	35,242,507	0	35,242,507
Yankee government bonds	0	733,500	0	733,500
Short-term investments
Investment companies	14,040,197	0	0	14,040,197
Total assets	$14,040,197	$378,421,212	$5,666,803	$398,128,212
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$0	$400,770	$0	$0	$0	$(320,616)	$0	$0	$80,154
Loans	260,810	5,742,900	(428,284)	3,851	(782,872)	790,244	0	0	5,586,649
	260,810	6,143,670	(428,284)	3,851	(782,872)	469,628	0	0	5,666,803
22 | Allspring Multi-Sector Income Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)

Net Change in Unrealized Gains (Losses) on Investments Held at July 31, 2024
Investments in:
Common stocks	$(320,616)
Loans	4,896
(315,720)
The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Allspring Multi-Sector Income Fund | 23